Average Annual Total Returns		12 Months Ended	19 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	18.87%
Cambria Chesapeake Pure Trend ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.57%)	(11.77%)
Performance Inception Date			May 28, 2024
Cambria Chesapeake Pure Trend ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.57%)	(11.84%)
Cambria Chesapeake Pure Trend ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.93%)	(8.91%)

[1]	The S&P 500® Total Return Index is a widely recognized market capitalization-weighted index that tracks the performance of the 500 largest publicly traded companies in the United States, representing about 80% of the total U.S. equity market capitalization.